UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: April 30, 2010 Estimated average burden hours per response........10.5

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04889

H&Q Healthcare Investors
(Exact name of registrant as specified in charter)

30 Rowes Wharf, Boston, MA		02110
(Address of principal executive offices)		(Zip code)

(Name and address of agent for service)

Registrant's telephone number, including area code:		617-772-8500

Date of fiscal year end:	September 30

Date of reporting period:	12/31/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b-15 under the Investment Company Act of 1940 (17CFR 270.3b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

Item 1. Schedule of Investments.

H&Q HEALTHCARE INVESTORS

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2007

(Unaudited)

CONVERTIBLE SECURITIES AND WARRANTS – 15.4% of Net Assets

SHARES		VALUE
	Convertible Preferred (Restricted) (e) – 15.2%
	Drug Discovery Technologies – 1.1%
2,380,953	Agilix Corporation Series B (a) (b)	$141,809
375,000	Ceres, Inc. Series C (a)	2,437,500
32,193	Ceres, Inc. Series C-1 (a)	209,255
280,105	Ceres, Inc. Series D (a)	1,820,682
40,846	Ceres, Inc. Series F (a)	265,499
8,170	Ceres, Inc. warrants (expiration 9/05/15) (a)	0
300,000	Zyomyx, Inc. Series A New (a)	30,000
300	Zyomyx, Inc. Series B New (a)	30
	Emerging Biopharmaceuticals – 4.4%
1,117,381	Agensys, Inc. Series C (a)	10,165,932
198,961	Agensys, Inc. Series D (a)	1,810,147
1,818,182	Raven biotechnologies, Inc. Series B (a)	377,273
2,809,157	Raven biotechnologies, Inc. Series C (a)	582,900
4,083,022	Raven biotechnologies, Inc. Series D (a)	300,102
2,123,077	TargeGen, Inc. Series C (a)	1,840,007
586,871	TargeGen, Inc. Series D (a)	508,624
4,001,078	Xanthus Pharmaceuticals, Inc. Series B (a)	4,001,078
	Healthcare Services – 4.4%
1,577,144	CardioNet, Inc. Series C (a)	5,520,004
928	CardioNet, Inc. Mandatorily Cvt. Pfd. (a)	966,841
52,882	CardioNet, Inc. warrants (expiration 5/01/11) (a)	0
2,085	CardioNet, Inc. warrants (expiration 8/29/11) (a)	0
484,829	CytoLogix Corporation Series A (a) (b)	4,848
227,130	CytoLogix Corporation Series B (a) (b)	713,188
160,000	I-trax, Inc. Series A (a)	6,893,370
5,384,615	PHT Corporation Series D (a) (b)	4,200,000
1,204,495	PHT Corporation Series E (a) (b)	939,506
	Medical Devices and Diagnostics – 5.3%
4,852,940	Concentric Medical, Inc. Series B (a) (b)	6,794,116
1,744,186	Concentric Medical, Inc. Series C (a) (b)	2,441,860
683,000	Concentric Medical, Inc. Series D (a) (b)	956,200
222,222	EPR, Inc. Series A (a)	2,222
2,292,152	FlowCardia, Inc. Series C (a)	2,458,333
3,669,024	Labcyte Inc. Series C (a)	1,920,000
2,950,000	Magellan Biosciences, Inc. Series A (a)	2,950,000
1,547,988	OmniSonics Medical Technologies, Inc. Series A-1 (a)	1,171,827
1,263,099	OmniSonics Medical Technologies, Inc. Series B-1 (a)	956,166
65,217	TherOx, Inc. Series H (a)	251,803
149,469	TherOx, Inc. Series I (a)	577,100
4,220	TherOx, Inc. warrants (expiration 1/26/10) (a)	0
8,141	TherOx, Inc. warrants (expiration 6/09/09) (a)	0

SHARES		VALUE
	Convertible Preferred (Restricted) (e) – continued
921,875	Xoft, Inc. Series D (a)	$2,950,000
		$67,158,222

PRINCIPAL
AMOUNT
	Convertible Notes (Restricted) (e) – 0.2%
	Emerging Biopharmaceuticals – 0.1%
44,651	Raven biotechnologies Convertible Note, 5.00% due 2009	44,651
300,426	Xanthus Pharmaceuticals, Inc. Promissory Note, 8.00% due 2008	300,426
	Healthcare Services – 0.1%
$507,842	CytoLogix Corporation Subordinated Promissory Note, 6.24% due 2010 (b)	507,842
		852,919
	TOTAL CONVERTIBLE SECURITIES AND WARRANTS (Cost $66,780,340)	$68,011,141

SHARES
	COMMON STOCKS AND WARRANTS – 80.9%
	Biopharmaceuticals – 24.5%
115,950	Adams Respiratory Therapeutics, Inc. (a)	6,926,853
596,918	Akorn, Inc. (a)	4,381,378
202,223	Akorn, Inc. warrants (expiration 3/08/11) (a) (e)	392,313
134,443	Amgen Inc. (a)	6,243,533
115,465	Amylin Pharmaceuticals, Inc. (a)	4,272,205
69,800	Biogen Idec Inc. (a)	3,973,016
102,986	Cubist Pharmaceuticals, Inc. (a)	2,112,243
118,000	Forest Laboratories, Inc. (a)	4,301,100
34,330	Genentech, Inc. (a)	2,302,513
108,718	Genzyme Corporation (a)	8,092,968
362,550	Gilead Sciences, Inc. (a)	16,680,925
98,352	Hologic, Inc. (a)	6,750,881
146,888	Inspire Pharmaceuticals, Inc. (a)	878,390
5,385	Intuitive Surgical, Inc. (a)	1,747,433
120,395	Martek Biosciences Corporation (a)	3,561,284
202,400	Medarex, Inc. (a)	2,109,008
334,550	Medicines Company (a)	6,409,978
73,500	Mentor Corporation	2,873,850
116,350	Merck & Co., Inc.	6,761,099
112,105	Myriad Genetics, Inc. (a)	5,203,914
145,130	Omrix Biopharmaceuticals, Inc. (a)	5,041,816
100,700	Schering-Plough Corporation	2,682,648
210,275	Vertex Pharmaceuticals, Inc. (a)	4,884,688
		108,584,036

SHARES		VALUE
	COMMON STOCKS AND WARRANTS – continued
	Biotechnology – 1.2%
472,000	Athersys, Inc. (a) (e)	$1,854,016
118,000	Athersys, Inc. warrants (expiration 6/08/12) (a) (e)	132,160
489,250	Momenta Pharmaceuticals, Inc. (a)	3,493,245
		5,479,421
	Drug Delivery – 3.5%
327,450	Alkermes, Inc. (a) (f)	5,104,946
256,000	CVS Caremark Corporation	10,176,000
		15,280,946
	Drug Discovery Technologies – 4.1%
243,433	Avalon Pharmaceuticals, Inc. (a)	771,683
127,320	Celgene Corporation (a)	5,883,457
87,562	Cougar Biotechnology, Inc. (a)	2,863,278
42,950	Shire Plc (d)	2,961,403
58,600	United Therapeutics Corporation (a)	5,722,290
300,000	Zyomyx, Inc. (Restricted) (a) (e)	3,000
		18,205,111
	Emerging Biopharmaceuticals – 3.5%
752,798	ACADIA Pharmaceuticals Inc. (a)	8,333,474
170,698	DOV Pharmaceutical,Inc. warrants (expiration 12/31/09) (a) (e)	3,414
783,900	Exelixis, Inc. (a)	6,765,057
454,078	NitroMed, Inc. (a)	458,619
		15,560,564
	Generic Pharmaceuticals – 7.1%
135,700	Barr Pharmaceuticals, Inc. (a)	7,205,670
386,014	Impax Laboratories, Inc. (a)	4,188,252
476,200	Mylan Inc.	6,695,372
291,469	Teva Pharmaceutical Industries, Ltd. (d)	13,547,479
		31,636,773
	Healthcare Services – 12.3%
40,000	Aetna Inc.	2,309,200
118,800	Allergan, Inc.	7,631,712
222,222	Aveta, Inc. (Restricted) (a) (e)	2,222,220
94,400	Centene Corporation (a)	2,590,336
45,719	Dako A/S (Restricted) (c) (e)	1,319,450
227,900	Eclipsys Corporation (a)	5,768,149
172,660	HealthExtras, Inc. (a)	4,502,973
95,460	ICON Plc (a) (d)	5,905,156
72,700	Medco Health Solutions, Inc. (a)	7,371,780
71,300	PAREXEL International Corporation (a)	3,443,790
101,500	Pharmaceutical Product Development, Inc.	4,097,555
306,208	Syntiro Healthcare Services (Restricted) (a) (e)	306
41,000	UnitedHealth Group, Inc.	2,386,200

SHARES		VALUE
	COMMON STOCKS AND WARRANTS – continued
	Healthcare Services – continued
57,750	WellPoint, Inc. (a)	5,066,407
		54,615,234
	Medical Devices and Diagnostics – 24.7%
180,040	Align Technology, Inc. (a)	$3,003,067
189,910	Applera Corporation- Applied Biosystems Group	6,441,747
117,950	Baxter International Inc.	6,846,997
127,660	Becton, Dickinson and Company	10,669,823
110,900	BioForm Medical, Inc. (a)	757,447
114,454	IDEXX Laboratories, Inc. (a)	6,710,438
142,057	Inverness Medical Innovations, Inc. (a)	7,980,762
103,950	Laboratory Corporation of America Holdings (a)	7,851,343
29,500	Masimo Corporation	1,163,775
480,000	Masimo Corporation (Restricted) (e)	17,989,200
160,000	Masimo Laboratories, Inc. (Restricted) (a) (e)	41,472
830,292	Medwave, Inc. (a) (b) (e)	0
207,573	Medwave, Inc. warrants (expiration 8/21/11) (a) (b) (e)	0
93,008	OmniSonics Medical Technologies, Inc. (Restricted) (a) (e)	930
74,890	Patterson Companies, Inc. (a)	2,542,516
142,900	PerkinElmer, Inc.	3,718,258
112,500	Phase Forward Inc. (a)	2,446,875
107,500	Quest Diagnostics, Inc.	5,686,750
89,000	ResMed Inc. (a)	4,675,170
68,400	Respironics, Inc. (a)	4,478,832
208	Songbird Hearing, Inc. (Restricted) (a) (e)	139
63,275	Stryker Corporation	4,727,908
159,160	Thermo Fisher Scientific Inc. (a)	9,180,349
164,667	VNUS Medical Technologies, Inc. (a)	2,390,965
		109,304,763
	TOTAL COMMON STOCKS AND WARRANTS (Cost $298,561,461)	$358,666,848

PRINCIPAL
AMOUNT
	SHORT-TERM INVESTMENTS – 4.0%
$13,259,000	American Express Corporation; 4.00% – 4.15% due 01/03/08 – 01/04/08	13,255,033
4,486,000	General Electric Capital Corporation; 3.70% due 01/07/08	4,483,233
	TOTAL SHORT-TERM INVESTMENTS (Cost $17,738,266)	$17,738,266

VALUE
TOTAL INVESTMENTS – 100.3% (Cost $383,080,067)	$444,416,255
OTHER LIABILITIES IN EXCESS OF ASSETS - (0.3%)	$(1,306,852)
NET ASSETS - 100%	$443,109,403

(a)	Non-income producing security.
(b)	Affiliated issuers in which the Fund holds 5% or more of the voting securities (Total Market Value of $16,699,369).
(c)	Foreign Security.
(d)	American Depository Receipt.
(e)	Security fair valued by the Valuation Committee of the Board of Trustees.
(f)	A portion of security is pledged as collateral for call options written.

SCHEDULE OF WRITTEN OPTIONS

NUMBER OF
CONTRACTS
(100 SHARES		EXPIRATION	CURRENT
EACH)	CALL OPTION WRITTEN	DATE	VALUE
88	Alkermes, Inc., strike @ 17.5	Jan - 2008	$(1,320)
			$(1,320)

Investment Valuation - Investments traded on national securities exchanges or in the over-the-counter market that are National Market System securities are valued at the last sale price or, lacking any sales, at the mean between the last bid and asked prices.  Other over-the-counter securities are valued at the most recent bid prices as obtained from one or more dealers that make markets in the securities.  Publicly-traded investments for which market quotations are not readily available or whose quoted price may otherwise not reflect fair value are valued at fair value as determined in good faith by the Trustees of the Fund.  The fair value of venture capital and other restricted securities is determined in good faith by the Trustees.  However, because of the uncertainty of fair valuations these estimated values may differ significantly from the values that would have been used had a ready market for these securities existed, and the differences could be material.  Each such fair value determination is based on a consideration of relevant factors.  Factors the Trustees consider may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the issuer which may include an analysis of the company’s financial condition, the company’s products or intended markets or the company’s technologies; and (iii) the price of a security negotiated at arm’s length in an issuer’s completed subsequent round of financing.  Short-term investments with maturity of 60 days or less are valued at amortized cost.

Venture Capital and Other Restricted Securities - The Fund may invest in venture capital and other restricted securities if these securities would currently comprise of 40% or less of net assets.  The value of the securities respresents 20% of the Fund’s net assets at December 31, 2007.  The following table details the acquisition date, cost, carrying value per unit, and value of the Fund’s venture capital and other restricted securities at December 31, 2007, as determined by the Trustees of the Fund.  The Fund on its own does not have the right to demand that such securities be registered.

			Carrying
	Acquisition		Value
Security (g)	Date	Cost	per Unit	Value
Agensys, Inc.
Series C Cvt. Pfd.	2/14/02, 9/27/05	$3,307,024	$9.10	$10,165,932
Series D Cvt. Pfd.	6/28/07	716,665	9.10	1,810,147
Agilix Corporation
Series B Cvt. Pfd.	11/8/01	2,495,500	0.06	141,809
Aveta, Inc.
Restricted Common	12/21/05	3,004,604	10.00	2,222,220
CardioNet, Inc.
Series C Cvt. Pfd.	5/3/01 - 3/25/03	5,553,977	3.50	5,520,004
Mandatorily Cvt. Pfd.	8/15/05 - 3/7/07	930,304	1,041.85	966,841
Warrants (expiration 5/01/11)	5/1/06	0	0.00	0
Warrants (expiration 8/29/11)	8/29/06	0	0.00	0
Ceres, Inc.
Series C Cvt. Pfd.	12/23/98	1,502,732	6.50	2,437,500
Series C-1 Cvt. Pfd.	3/31/01	111,508	6.50	209,255
Series D Cvt. Pfd.	3/14/01	1,668,294	6.50	1,820,682
Series F Cvt. Pfd.	9/5/07	268,136	6.50	265,499
Warrants (expiration 9/05/15)	9/5/07	0	0.00	0
Concentric Medical, Inc.
Series B Cvt. Pfd.	5/7/02, 1/24/03	3,330,309	1.40	6,794,116
Series C Cvt. Pfd.	12/19/03	1,500,289	1.40	2,441,860
Series D Cvt. Pfd.	9/30/05	957,880	1.40	956,200
CytoLogix Corporation
Series A Cvt. Pfd.	1/13/98-7/21/99	1,623,878	0.01	4,848
Series B Cvt. Pfd.	1/11/01	763,952	3.14	713,188
Subordinated Promissory Note	11/29/07	524,224	100.00	507,842
Dako A/S
Restricted Common	6/14/04, 2/16/07	1,306,894	28.86	1,319,450
EPR, Inc.
Series A Cvt. Pfd.	3/9/94	1,000,409	0.01	2,222
FlowCardia, Inc.
Series C Cvt. Pfd.	8/29/07	2,474,767	1.07	2,458,333
I-trax, Inc.
Series A Cvt. Pfd.	3/18/04	4,003,650	43.08	6,893,370
Labcyte, Inc.
Series C Cvt. Pfd.	7/18/05	1,923,506	0.52	1,920,000
Magellan Biosciences, Inc.
Series A Cvt. Pfd.	11/28/06	2,954,179	1.00	2,950,000
Masimo Corporation
Restricted Common	8/14/96	1,120,657	37.48	17,989,200
Masimo Laboratories, Inc.
Restricted Common	3/31/98	0	0.26	41,472
OmniSonics Medical Technologies, Inc.
Series A-1 Cvt. Pfd.	10/1/03	1,800,514	0.76	1,171,827
Series B-1 Cvt. Pfd.	6/4/07, 11/15/07	960,516	0.76	956,166
Common	5/24/01	2,409,033	0.01	930
PHT Corporation
Series D Cvt. Pfd.	7/23/01	4,205,754	0.78	4,200,000
Series E Cvt. Pfd.	9/12/03 - 10/14/04	941,669	0.78	939,506

			Carrying
	Acquisition		Value
Security (g)	Date	Cost	per Unit	Value
Raven biotechnologies, Inc.
Series B Cvt. Pfd.	12/12/00	$3,001,725	$0.21	$377,273
Series C Cvt. Pfd.	11/26/02	2,331,600	0.21	582,900
Series D Cvt. Pfd.	6/23/05	1,205,689	0.07	300,102
Cvt. Note	11/13/07	47,810	100.00	44,651
Songbird Hearing, Inc.
Restricted Common	12/14/00	3,004,861	0.67	139
Syntiro Healthcare Services
Restricted Common	2/5/97	1,200,325	0.001	306
TargeGen, Inc.
Series C Cvt. Pfd.	8/30/05	2,763,495	0.87	1,840,007
Series D Cvt. Pfd.	5/8/07	764,407	0.87	508,624
TherOx, Inc.
Series H Cvt. Pfd.	9/11/00	3,002,506	3.86	251,803
Series I Cvt. Pfd.	7/8/05	579,407	3.86	577,100
Warrants (expiration 1/26/10)	1/26/05	0	0.00	0
Warrants (expiration 6/09/09)	6/9/04	0	0.00	0
Xanthus Pharmaceuticals, Inc.
Series B Cvt. Pfd.	12/5/03 - 11/15/06	4,004,952	1.00	4,001,078
Cvt. Promissory Note	12/3/07	300,426	100.00	300,426
Xoft
Series D Cvt. Pfd.	3/23/07	2,958,518	3.20	2,950,000
Zyomyx, Inc.
Series A New Cvt. Pfd.	1/12/04	299,700	0.10	30,000
Series B New Cvt. Pfd.	2/19/99, 1/12/04	468	0.10	30
New Restricted Common	2/19/99 - 7/22/04	3,602,065	0.01	3,000
		$82,428,778		$89,587,858

(g)  See Schedule of Investments and corresponding footnotes for more information on each issuer.

Federal Income Tax Cost - At December 31, 2007, the total cost of securities for Federal income tax purposes was $383,080,067. The net unrealized gain on securities held by the Fund was $61,336,188, including gross unrealized gain of $102,464,046 and gross unrealized loss of $41,127,858.

Affiliate Transactions – An affiliate issuer is a company in which the Fund holds 5% or more of the voting securities.  Transactions with such companies during the three months ended December 31, 2007 were as follows:

HQH

Insert for Affiliate Transactions

Issuer	Value on September 30, 2007	Purchases	Sales	Income	Value on December 31, 2007

Agilix Corporation	$141,809	$—	$—	$—	$141,809
Concentric Medical, Inc.	10,192,176	—	—	—	10,192,176
CytoLogix Corporation	527,247	507,842	—	2,803	1,225,878
Medwave, Inc.	35,287	—	—	—	0
PHT Corporation	5,139,506	—	—	—	5,139,506
	$16,036,025	$507,842	$—	$2,803	$16,699,369

Item 2.  Controls and Procedures.

(a.)          The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b.)          There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	H&Q Healthcare Investors

By (Signature and Title)	/s/ Daniel Omstead
Daniel Omstead, President

Date	2/29/08

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Carolyn Haley
Carolyn Haley, Treasurer

Date	2/29/08